PPP AND SBA LOANS (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022
PPP AND SBA LOANS
Schedule Of PPP And SBA Loans
Year ending August 31, 2023	$6,577
Year ending August 31, 2024	8,772
Year ending August 31, 2025	8,772
Year ending August 31, 2026	8,772
Year ending August 31, 2027	8,772
Thereafter	$106,773
$148,438

Year ending August 31, 2023	$8,039
Year ending August 31, 2024	8,772
Year ending August 31, 2025	8,772
Year ending August 31, 2026	8,772
Year ending August 31, 2027	8,772
Thereafter	$106,773
$149,900